Registration Nos. 033-98276

811-09090

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 24
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 24

AMERISTOCK MUTUAL FUND, INC.

(Exact name of registrant as specified in charter)

1320 Harbor Bay Parkway, Suite 145, Alameda, California 94502

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (510) 522-3336

Nicholas D. Gerber, 1320 Harbor Bay Parkway, Suite 145, Alameda, California 94502

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment No. 24 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Moraga, State of California, on the 4th day of October, 2012.

THE AMERISTOCK MUTUAL FUND, INC.

By: /s/ Nicholas D. Gerber

        Nicholas D. Gerber

        Chairman

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 24 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Nicholas D. Gerber	Chairman, President,	October 4, 2012
Nicholas D. Gerber	Treasurer, and Director

/s/ Andrew Ngim	Director	October 4, 2012
Andrew Ngim

/s/ Alev Efendioglu	Director	October 4, 2012
Alev Efendioglu

/s/ Stephen J. Marsh	Director	October 4, 2012
Stephen J. Marsh

/s/ Steven A. Wood	Director	October 4, 2012
Steven A. Wood

/s/ Howard Mah	Secretary and Principal Financial Officer	October 4, 2012
Howard Mah